Schedule of Investments(a)
May 31, 2024
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–122.43%(b)
Advertising–0.82%
Clear Channel Outdoor Holdings, Inc.,
7.75%, 04/15/2028(c)	$58,000	$50,085
7.50%, 06/01/2029(c)	62,000	50,964
Lamar Media Corp.,
4.00%, 02/15/2030	23,000	20,705
3.63%, 01/15/2031	558,000	483,256
		605,010
Aerospace & Defense–2.06%
TransDigm, Inc.,
6.75%, 08/15/2028(c)	528,000	534,648
7.13%, 12/01/2031(c)	961,000	986,914
		1,521,562
Alternative Carriers–0.14%
Lumen Technologies, Inc., 4.00%, 02/15/2027(c)	100,000	51,600
Zayo Group Holdings, Inc., 4.00%, 03/01/2027(c)	71,000	55,432
		107,032
Aluminum–0.71%
Novelis Corp., 4.75%, 01/30/2030(c)	565,000	522,413
Apparel, Accessories & Luxury Goods–0.06%
Tapestry, Inc., 7.85%, 11/27/2033	40,000	42,189
Application Software–1.49%
Cloud Software Group, Inc., 9.00%, 09/30/2029(c)	269,000	260,514
Rocket Software, Inc., 6.50%, 02/15/2029(c)	61,000	51,459
SS&C Technologies, Inc.,
5.50%, 09/30/2027(c)	527,000	516,509
6.50%, 06/01/2032(c)	270,000	270,943
		1,099,425
Automobile Manufacturers–2.14%
Allison Transmission, Inc., 3.75%, 01/30/2031(c)	1,816,000	1,575,223
Automotive Parts & Equipment–3.57%
Cougar JV Subsidiary, LLC, 8.00%, 05/15/2032(c)	516,000	532,227
NESCO Holdings II, Inc., 5.50%, 04/15/2029(c)	277,000	254,239
Phinia, Inc., 6.75%, 04/15/2029(c)	785,000	791,713
ZF North America Capital, Inc. (Germany),
6.88%, 04/14/2028(c)	588,000	598,739
7.13%, 04/14/2030(c)	438,000	452,172
		2,629,090
	Principal Amount	Value
Automotive Retail–6.12%
Carvana Co.,
12.00% PIK Rate, 0.00% Cash Rate, 12/01/2028(c)(d)	$55,000	$57,541
13.00% PIK Rate, 0.00% Cash Rate, 06/01/2030(c)(d)	99,000	101,991
14.00% PIK Rate, 9.00% Cash Rate, 06/01/2031(c)(d)	143,480	151,340
Group 1 Automotive, Inc., 4.00%, 08/15/2028(c)	1,717,000	1,568,908
LCM Investments Holdings II LLC,
4.88%, 05/01/2029(c)	565,000	525,497
8.25%, 08/01/2031(c)	1,022,000	1,061,276
Lithia Motors, Inc.,
3.88%, 06/01/2029(c)	562,000	501,117
4.38%, 01/15/2031(c)	614,000	541,509
		4,509,179
Broadcasting–0.28%
AMC Networks, Inc., 10.25%, 01/15/2029(c)	50,000	49,938
Gray Television, Inc.,
7.00%, 05/15/2027(c)	59,000	52,126
5.38%, 11/15/2031(c)	95,000	52,854
Sinclair Television Group, Inc., 4.13%, 12/01/2030(c)	71,000	48,226
		203,144
Broadline Retail–1.67%
Kohl’s Corp., 4.63%, 05/01/2031	623,000	502,976
Macy’s Retail Holdings LLC,
5.88%, 04/01/2029(c)	115,000	110,836
5.88%, 03/15/2030(c)	270,000	257,614
5.13%, 01/15/2042	178,000	146,152
Rakuten Group, Inc. (Japan), 11.25%, 02/15/2027(c)	200,000	211,180
		1,228,758
Cable & Satellite–3.59%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.38%, 06/01/2029(c)	261,000	233,998
4.75%, 03/01/2030(c)	49,000	41,779
7.38%, 03/01/2031(c)	517,000	500,537
4.25%, 01/15/2034(c)	349,000	260,316
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.25%, 04/01/2053	330,000	260,393
CSC Holdings LLC,
5.50%, 04/15/2027(c)	34,000	26,085
5.38%, 02/01/2028(c)	870,000	611,934
5.75%, 01/15/2030(c)	257,000	111,307
4.63%, 12/01/2030(c)	216,000	91,044
DISH DBS Corp.,
7.75%, 07/01/2026	89,000	56,684
5.75%, 12/01/2028(c)	147,000	102,690
5.13%, 06/01/2029	131,000	52,293

See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

	Principal Amount	Value
Cable & Satellite–(continued)
DISH Network Corp., 11.75%, 11/15/2027(c)	$259,000	$260,077
Scripps Escrow, Inc., 5.88%, 07/15/2027(c)	57,000	37,075
		2,646,212
Casinos & Gaming–3.86%
Codere Finance 2 (Luxembourg) S.A. (Spain), 11.63% PIK Rate, 2.00% Cash Rate, 11/30/2027 (Acquired 11/30/2021; Cost $64,573)(c)(d)(e)	64,573	4,520
Melco Resorts Finance Ltd. (Hong Kong),
5.38%, 12/04/2029(c)	925,000	834,473
7.63%, 04/17/2032(c)	200,000	197,849
Mohegan Tribal Gaming Authority, 8.00%, 02/01/2026(c)	54,000	50,777
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.63%, 09/01/2029(c)	68,000	49,432
Sabre GLBL, Inc., 8.63%, 06/01/2027(c)	63,000	58,047
Studio City Finance Ltd. (Macau), 5.00%, 01/15/2029(c)	1,295,000	1,128,837
Wynn Macau Ltd. (Macau), 5.63%, 08/26/2028(c)	562,000	525,595
		2,849,530
Commercial & Residential Mortgage Finance–0.69%
Nationstar Mortgage Holdings, Inc., 7.13%, 02/01/2032(c)	508,000	505,955
Commodity Chemicals–2.17%
Mativ Holdings, Inc., 6.88%, 10/01/2026(c)	1,620,000	1,596,635
Communications Equipment–0.06%
Viasat, Inc., 7.50%, 05/30/2031(c)	67,000	45,738
Construction Materials–0.07%
Camelot Return Merger Sub, Inc., 8.75%, 08/01/2028(c)	51,000	50,509
Consumer Finance–2.46%
FirstCash, Inc., 6.88%, 03/01/2032(c)	792,000	786,367
Navient Corp.,
5.00%, 03/15/2027	366,000	347,628
9.38%, 07/25/2030	163,000	170,561
OneMain Finance Corp.,
3.50%, 01/15/2027	316,000	292,477
5.38%, 11/15/2029	233,000	216,883
		1,813,916
Diversified Banks–0.86%
Citigroup, Inc.,
Series X, 3.88%(f)(g)	448,000	422,597
Series Z, 7.38%(f)(g)	107,000	109,787
Freedom Mortgage Corp.,
6.63%, 01/15/2027(c)	55,000	53,166
12.00%, 10/01/2028(c)	47,000	50,828
		636,378
	Principal Amount	Value
Diversified Capital Markets–0.73%
UBS Group AG (Switzerland), 7.75%(c)(f)(g)	$530,000	$537,409
Diversified Chemicals–0.14%
SCIH Salt Holdings, Inc., 6.63%, 05/01/2029(c)	109,000	102,771
Diversified Financial Services–1.94%
GGAM Finance Ltd. (Ireland), 6.88%, 04/15/2029(c)	525,000	530,339
Jane Street Group/JSG Finance, Inc., 7.13%, 04/30/2031(c)	260,000	264,871
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/2028(c)	622,000	572,383
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland), 6.38%, 02/01/2030(c)	80,000	64,299
		1,431,892
Diversified Metals & Mining–1.02%
Hudbay Minerals, Inc. (Canada), 6.13%, 04/01/2029(c)	759,000	749,261
Diversified Support Services–1.06%
Ritchie Bros. Holdings, Inc. (Canada),
6.75%, 03/15/2028(c)	516,000	521,801
7.75%, 03/15/2031(c)	250,000	261,262
		783,063
Electric Utilities–2.51%
Entergy Corp., 7.13%, 12/01/2054(f)	58,000	57,819
Talen Energy Supply LLC, 8.63%, 06/01/2030(c)	494,000	530,172
Vistra Operations Co. LLC, 7.75%, 10/15/2031(c)	1,216,000	1,264,326
		1,852,317
Electrical Components & Equipment–0.68%
EnerSys,
4.38%, 12/15/2027(c)	286,000	269,943
6.63%, 01/15/2032(c)	227,000	229,046
		498,989
Electronic Components–1.08%
Sensata Technologies, Inc.,
3.75%, 02/15/2031(c)	549,000	474,098
6.63%, 07/15/2032(c)	319,000	320,296
		794,394
Electronic Manufacturing Services–1.39%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(c)	1,023,000	1,026,061
Environmental & Facilities Services–0.71%
GFL Environmental, Inc., 6.75%, 01/15/2031(c)	513,000	523,910
Fertilizers & Agricultural Chemicals–0.06%
CVR Partners L.P./CVR Nitrogen Finance Corp., 6.13%, 06/15/2028(c)	43,000	41,157
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

	Principal Amount	Value
Gold–0.68%
New Gold, Inc. (Canada), 7.50%, 07/15/2027(c)	$497,000	$498,922
Health Care Facilities–1.56%
Encompass Health Corp., 4.50%, 02/01/2028	582,000	550,304
LifePoint Health, Inc., 5.38%, 01/15/2029(c)	120,000	101,412
Tenet Healthcare Corp., 6.75%, 05/15/2031(c)	491,000	496,110
		1,147,826
Health Care REITs–1.05%
Diversified Healthcare Trust, 0.00%, 01/15/2026(c)(h)	778,000	673,146
MPT Operating Partnership L.P./MPT Finance Corp., 3.50%, 03/15/2031	161,000	104,649
		777,795
Health Care Services–3.24%
Catalent Pharma Solutions, Inc., 3.50%, 04/01/2030(c)	585,000	556,578
Community Health Systems, Inc.,
8.00%, 03/15/2026(c)	275,000	275,663
8.00%, 12/15/2027(c)	122,000	122,150
5.25%, 05/15/2030(c)	477,000	396,343
4.75%, 02/15/2031(c)	318,000	251,337
DaVita, Inc., 3.75%, 02/15/2031(c)	349,000	293,131
Select Medical Corp., 6.25%, 08/15/2026(c)	493,000	493,492
		2,388,694
Health Care Supplies–0.71%
Medline Borrower L.P., 5.25%, 10/01/2029(c)	556,000	524,559
Health Care Technology–0.20%
athenahealth Group, Inc., 6.50%, 02/15/2030(c)	162,000	147,141
Hotel & Resort REITs–3.15%
RHP Hotel Properties L.P./RHP Finance Corp., 6.50%, 04/01/2032(c)	531,000	528,097
RLJ Lodging Trust L.P., 4.00%, 09/15/2029(c)	568,000	497,245
Service Properties Trust,
4.75%, 10/01/2026	1,087,000	1,017,290
5.50%, 12/15/2027	304,000	279,524
		2,322,156
Hotels, Resorts & Cruise Lines–1.45%
Carnival Corp., 6.00%, 05/01/2029(c)	266,000	260,141
Royal Caribbean Cruises Ltd., 6.25%, 03/15/2032(c)	815,000	811,795
		1,071,936
Independent Power Producers & Energy Traders–2.14%
Clearway Energy Operating LLC,
4.75%, 03/15/2028(c)	561,000	533,736
3.75%, 02/15/2031(c)	288,000	251,533
Vistra Corp., Series C, 8.88%(c)(f)(g)	762,000	790,919
		1,576,188
Principal Amount		Value
Industrial Conglomerates–0.66%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 9.00%, 06/15/2030(c)	$492,000	$485,946
Industrial Machinery & Supplies & Components–2.50%
Enpro, Inc., 5.75%, 10/15/2026	529,000	523,490
ESAB Corp., 6.25%, 04/15/2029(c)	528,000	529,870
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(c)	867,000	793,024
		1,846,384
Insurance Brokers–2.02%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 01/15/2031(c)	492,000	493,608
HUB International Ltd.,
7.25%, 06/15/2030(c)	252,000	256,216
7.38%, 01/31/2032(c)	249,000	250,040
USI, Inc., 7.50%, 01/15/2032(c)	488,000	490,433
		1,490,297
Integrated Telecommunication Services–3.38%
Altice France Holding S.A. (Luxembourg), 6.00%, 02/15/2028(c)	200,000	62,448
Altice France S.A. (France), 5.50%, 01/15/2028(c)	502,000	352,012
Frontier Communications Holdings LLC,
6.75%, 05/01/2029(c)	280,000	255,841
6.00%, 01/15/2030(c)	60,000	52,111
Iliad Holding S.A.S. (France),
7.00%, 10/15/2028(c)	350,000	346,932
8.50%, 04/15/2031(c)	561,000	568,283
Level 3 Financing, Inc.,
4.63%, 09/15/2027(c)	90,000	45,900
10.50%, 04/15/2029(c)	52,000	52,130
11.00%, 11/15/2029(c)	100,000	102,642
4.50%, 04/01/2030(c)	90,000	51,524
10.50%, 05/15/2030(c)	52,000	51,713
10.75%, 12/15/2030(c)	53,000	53,106
Telecom Italia Capital S.A. (Italy), 7.72%, 06/04/2038	489,000	447,983
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/2028(c)	56,000	52,663
		2,495,288
Internet Services & Infrastructure–0.13%
Arches Buyer, Inc., 6.13%, 12/01/2028(c)	58,000	46,779
B2W Digital Lux S.a.r.l. (Brazil), 4.38%, 12/20/2030(c)	309,000	47,648
		94,427
Leisure Facilities–5.50%
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/2028(c)	422,000	457,137
NCL Corp. Ltd.,
8.13%, 01/15/2029(c)	490,000	512,284
7.75%, 02/15/2029(c)	251,000	258,121
NCL Finance Ltd., 6.13%, 03/15/2028(c)	512,000	501,589
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

	Principal Amount	Value
Leisure Facilities–(continued)
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc., 6.63%, 05/01/2032(c)	$521,000	$521,705
Viking Cruises Ltd.,
7.00%, 02/15/2029(c)	744,000	745,949
9.13%, 07/15/2031(c)	461,000	496,948
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/2029(c)	585,000	561,434
		4,055,167
Leisure Products–0.71%
Amer Sports Co. (Finland), 6.75%, 02/16/2031(c)	527,000	525,427
Marine Transportation–1.12%
Stena International S.A. (Sweden),
7.25%, 01/15/2031(c)	520,000	529,444
7.63%, 02/15/2031(c)	290,000	296,463
		825,907
Metal, Glass & Plastic Containers–1.27%
Mauser Packaging Solutions Holding Co., 9.25%, 04/15/2027(c)	152,000	151,511
OI European Group B.V., 4.75%, 02/15/2030(c)	853,000	782,587
		934,098
Multi-line Insurance–0.21%
Acrisure LLC/Acrisure Finance, Inc., 6.00%, 08/01/2029(c)	166,000	151,477
Office REITs–1.44%
Brandywine Operating Partnership L.P., 8.88%, 04/12/2029	506,000	524,183
Office Properties Income Trust, 9.00%, 03/31/2029(c)	586,000	538,646
		1,062,829
Oil & Gas Drilling–3.88%
Delek Logistics Partners L.P./Delek Logistics Finance Corp.,
7.13%, 06/01/2028(c)	794,000	784,583
8.63%, 03/15/2029(c)	261,000	267,084
Transocean, Inc.,
8.75%, 02/15/2030(c)	485,100	506,418
8.50%, 05/15/2031(c)	533,000	532,827
Valaris Ltd., 8.38%, 04/30/2030(c)	743,000	768,563
		2,859,475
Oil & Gas Equipment & Services–1.43%
Oceaneering International, Inc., 6.00%, 02/01/2028	538,000	530,523
Vallourec S.A. (France), 7.50%, 04/15/2032(c)	512,000	527,379
		1,057,902
Oil & Gas Exploration & Production–5.48%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(c)	1,441,000	1,455,664
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
7.00%, 11/01/2026(c)	253,000	253,135
5.88%, 06/30/2029(c)	275,000	264,936
	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
Baytex Energy Corp. (Canada), 7.38%, 03/15/2032(c)	$792,000	$801,799
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.00%, 04/15/2030(c)	401,000	387,272
6.00%, 02/01/2031(c)	241,000	230,516
6.25%, 04/15/2032(c)	151,000	144,851
Sitio Royalties Operating Partnership L.P./Sitio Finance Corp., 7.88%, 11/01/2028(c)	481,000	499,386
		4,037,559
Oil & Gas Refining & Marketing–1.78%
CVR Energy, Inc., 8.50%, 01/15/2029(c)	776,000	779,939
Sunoco L.P.,
7.00%, 05/01/2029(c)	228,000	232,997
7.25%, 05/01/2032(c)	295,000	302,224
		1,315,160
Oil & Gas Storage & Transportation–10.19%
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
7.00%, 07/15/2029(c)	462,000	467,190
7.25%, 07/15/2032(c)	320,000	326,239
EQM Midstream Partners L.P., 6.50%, 07/15/2048	1,026,000	1,027,211
Genesis Energy L.P./Genesis Energy Finance Corp.,
7.75%, 02/01/2028	579,000	581,971
8.88%, 04/15/2030	260,000	271,924
7.88%, 05/15/2032	447,000	448,198
Martin Midstream Partners L.P./Martin Midstream Finance Corp., 11.50%, 02/15/2028(c)	515,000	554,708
NGL Energy Operating LLC/NGL Energy Finance Corp.,
8.13%, 02/15/2029(c)	245,000	249,582
8.38%, 02/15/2032(c)	514,000	523,830
Prairie Acquiror L.P., 9.00%, 08/01/2029(c)	265,000	272,556
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 9.50%, 10/15/2026(c)(i)	511,000	524,604
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(c)	755,000	757,587
Venture Global LNG, Inc.,
8.13%, 06/01/2028(c)	500,000	511,350
9.50%, 02/01/2029(c)	517,000	561,020
9.88%, 02/01/2032(c)	405,000	434,533
		7,512,503
Other Specialty Retail–0.81%
Michaels Cos., Inc. (The), 7.88%, 05/01/2029(c)	105,000	71,520
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/2029(c)	546,000	523,190
		594,710
Packaged Foods & Meats–0.07%
TKC Holdings, Inc., 10.50%, 05/15/2029(c)	52,000	51,298
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

	Principal Amount	Value
Paper & Plastic Packaging Products & Materials–0.95%
Clydesdale Acquisition Holdings, Inc.,
6.63%, 04/15/2029(c)	$509,000	$501,443
8.75%, 04/15/2030(c)	50,000	48,269
LABL, Inc.,
10.50%, 07/15/2027(c)	104,000	101,354
8.25%, 11/01/2029(c)	59,000	50,471
		701,537
Passenger Airlines–2.24%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(c)	1,603,000	1,551,479
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/2026(c)	112,000	103,376
		1,654,855
Passenger Ground Transportation–0.33%
Hertz Corp. (The), 4.63%, 12/01/2026(c)	59,000	45,865
Uber Technologies, Inc., 4.50%, 08/15/2029(c)	210,000	198,367
		244,232
Personal Care Products–0.71%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 4.75%, 01/15/2029(c)	555,000	522,910
Pharmaceuticals–0.42%
Bausch Health Cos., Inc., 5.50%, 11/01/2025(c)	271,000	255,836
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 12.25%, 04/15/2029(c)	55,000	54,162
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(j)	174,000	0
		309,998
Real Estate Development–0.13%
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030(c)	94,000	99,031
Reinsurance–0.14%
Global Atlantic (Fin) Co., 6.75%, 03/15/2054(c)	105,000	104,987
Research & Consulting Services–0.35%
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(c)	281,000	261,570
Restaurants–0.54%
1011778 BC ULC/New Red Finance, Inc. (Canada), 4.00%, 10/15/2030(c)	283,000	246,451
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/2030(c)	172,000	152,152
		398,603
Security & Alarm Services–0.45%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 06/01/2029(c)	270,000	230,701
	Principal Amount	Value
Security & Alarm Services–(continued)
Garda World Security Corp. (Canada), 9.50%, 11/01/2027(c)	$100,000	$100,161
		330,862
Semiconductor Materials & Equipment–0.70%
Entegris, Inc., 5.95%, 06/15/2030(c)	523,000	515,245
Single-Family Residential REITs–0.65%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.63%, 01/15/2028(c)	487,000	481,645
Specialized Consumer Services–3.19%
Allwyn Entertainment Financing (UK) PLC (Czech Republic), 7.88%, 04/30/2029(c)	752,000	770,240
Carriage Services, Inc., 4.25%, 05/15/2029(c)	1,782,000	1,581,602
		2,351,842
Specialized Finance–0.35%
Jefferson Capital Holdings LLC, 9.50%, 02/15/2029(c)	252,000	259,409
Specialty Chemicals–0.32%
Olympus Water US Holding Corp., 6.25%, 10/01/2029(c)	200,000	185,603
WR Grace Holdings LLC, 5.63%, 08/15/2029(c)	57,000	52,494
		238,097
Steel–1.38%
Cleveland-Cliffs, Inc.,
6.75%, 04/15/2030(c)	506,000	500,861
7.00%, 03/15/2032(c)	264,000	260,691
6.25%, 10/01/2040	298,000	252,908
		1,014,460
Systems Software–1.19%
Camelot Finance S.A., 4.50%, 11/01/2026(c)	269,000	259,711
CrowdStrike Holdings, Inc., 3.00%, 02/15/2029	569,000	505,712
McAfee Corp., 7.38%, 02/15/2030(c)	117,000	108,415
		873,838
Technology Hardware, Storage & Peripherals–0.70%
Seagate HDD Cayman, 9.63%, 12/01/2032	454,000	514,571
Telecom Tower REITs–0.68%
SBA Communications Corp., 3.13%, 02/01/2029	567,000	499,291
Tires & Rubber–0.07%
FXI Holdings, Inc., 12.25%, 11/15/2026(c)	52,000	52,045
Trading Companies & Distributors–4.59%
Air Lease Corp., Series B, 4.65%(f)(g)	555,000	525,151
Aircastle Ltd., 5.25%(c)(f)(g)	1,085,000	1,036,187
BlueLinx Holdings, Inc., 6.00%, 11/15/2029(c)	272,000	260,361
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

	Principal Amount	Value
Trading Companies & Distributors–(continued)
Fortress Transportation and Infrastructure Investors LLC,
5.50%, 05/01/2028(c)	$787,000	$761,249
7.88%, 12/01/2030(c)	767,000	802,131
		3,385,079
Wireless Telecommunication Services–1.45%
Vodafone Group PLC (United Kingdom), 4.13%, 06/04/2081(f)	1,260,000	1,068,712
Total U.S. Dollar Denominated Bonds & Notes (Cost $90,780,188)		90,263,012
Variable Rate Senior Loan Interests–11.83%(k)(l)
Advertising–0.51%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 9.44% (1 mo. Term SOFR + 4.00%), 08/23/2028	377,352	379,633
Apparel Retail–0.60%
Victoria’s Secret & Co., First Lien Term Loan, 8.84% (3 mo. Term SOFR + 3.51%), 08/02/2028	444,373	443,818
Commodity Chemicals–0.29%
Schweitzer-Mauduit International, Inc. (SWM International), Term Loan B, 9.19% (1 mo. Term SOFR + 3.86%), 04/20/2028	212,353	212,265
Distributors–0.72%
IRB Holding Corp., Term Loan B, 8.18% (1 mo. Term SOFR + 2.85%), 12/15/2027	531,580	534,262
Diversified Financial Services–1.43%
Boost Newco Borrower LLC (WorldPay), Term Loan, 8.31% (3 mo. Term SOFR + 3.00%), 01/31/2031	525,000	527,880
Scientific Games Lottery, First Lien Term Loan, 8.56% (3 mo. Term SOFR + 2.85%), 04/04/2029	522,773	524,940
		1,052,820
Health Care Supplies–0.65%
Mozart Debt Merger Sub, Inc. (Medline Industries), Term Loan B, 8.08% (1 mo. Term SOFR + 2.75%), 10/23/2028	475,485	479,186
Home Improvement Retail–0.31%
SRS Distribution, Inc., Term Loan, -%, 06/02/2028(m)	230,000	231,714
Hotels, Resorts & Cruise Lines–0.61%
Carnival Corp., Term Loan B, 8.07% (1 mo. Term SOFR + 2.75%), 10/18/2028	443,292	447,115
Industrial REITs–0.50%
Greystar Real Estate Partners LLC, Term Loan B, 8.58% (3 mo. Term SOFR + 3.25%), 08/21/2030(j)	366,560	369,310
Investment Banking & Brokerage–0.71%
Jane Street Group LLC, Term Loan, 7.94% (1 mo. Term SOFR + 2.61%), 01/26/2028	518,660	520,960
	Principal Amount		Value
Life Sciences Tools & Services–0.73%
Syneos Health, Inc., Term Loan, 9.31% (3 mo. Term SOFR + 4.00%), 09/27/2030		$535,000	$536,105
Oil & Gas Exploration & Production–0.74%
Prairie ECI Acquiror L.P., Term Loan B-2, 10.08% (1 mo. Term SOFR + 4.75%), 08/01/2029		540,000	542,438
Passenger Ground Transportation–0.43%
Uber Technologies, Inc., Term Loan B, 8.08% (3 mo. Term SOFR + 2.75%), 03/03/2030		314,004	316,556
Pharmaceuticals–0.71%
Endo Luxembourg Finance Co. I S.a.r.l., Term Loan B, 9.83% (3 mo. Term SOFR + 4.50%), 04/23/2031		525,000	525,614
Real Estate Services–0.73%
DTZ U.S. Borrower LLC, Term Loan B, 9.08% (1 mo. Term SOFR + 3.75%), 01/31/2030(j)		535,658	540,344
Research & Consulting Services–0.72%
Dun & Bradstreet Corp. (The), Incremental Term Loan B-2, 8.07% (1 mo. Term SOFR + 2.75%), 01/18/2029		526,969	529,348
Restaurants–0.73%
New Red Finance, Inc., Term Loan B-5, 7.58% (1 mo. Term SOFR + 2.25%), 09/20/2030		534,660	535,999
Systems Software–0.71%
Camelot Finance L.P., Term Loan, 8.08% (1 mo. Term SOFR + 2.75%), 01/31/2031		525,000	526,050
Total Variable Rate Senior Loan Interests (Cost $8,654,351)			8,723,537
Non-U.S. Dollar Denominated Bonds & Notes–4.12%(n)
Casinos & Gaming–0.07%
Codere Finance 2 (Luxembourg) S.A. (Spain), 3.00% PIK Rate, 8.00% Cash Rate, 09/30/2026(c)(d)	EUR	138,521	50,915
Diversified Banks–1.77%
Banco Bilbao Vizcaya Argentaria S.A. (Spain), 6.00%(c)(f)(g)	EUR	200,000	216,639
BNP Paribas S.A. (France), 6.88%(c)(f)(g)	EUR	200,000	225,990
Cooperatieve Rabobank U.A. (Netherlands), 4.38%(c)(f)(g)	EUR	200,000	208,277
Credit Agricole S.A. (France), 7.25%(c)(f)(g)	EUR	200,000	227,966
Lloyds Banking Group PLC (United Kingdom), 4.95%(c)(f)(g)	EUR	400,000	429,362
			1,308,234
Diversified Capital Markets–0.32%
Deutsche Bank AG (Germany), 10.00%(c)(f)(g)	EUR	200,000	234,397
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

	Principal Amount		Value
Health Care REITs–0.56%
MPT Operating Partnership L.P./MPT Finance Corp., 3.33%, 03/24/2025	EUR	406,000	$412,074
Pharmaceuticals–0.70%
Nidda Healthcare Holding GmbH (Germany), 7.50%, 08/21/2026(c)	EUR	457,000	513,902
Wireless Telecommunication Services–0.70%
VMED O2 UK Financing I PLC (United Kingdom), 3.25%, 01/31/2031(c)	EUR	550,000	519,411
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $2,676,933)			3,038,933
	Shares
Common Stocks & Other Equity Interests–0.35%
Food Retail–0.02%
Casino Guichard Perrachon S.A. (France)(o)		280,410	12,056
Casino Guichard-Perrachon S.A., Wts., expiring 04/27/2029 (France)(o)		149,811	147
			12,203
Shares		Value
Pharmaceuticals–0.33%
Endo, Inc.(c)	186	$5,270
Endo, Inc.(o)	8,384	237,548
		242,818
Total Common Stocks & Other Equity Interests (Cost $215,494)		255,021
Money Market Funds–0.45%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(p)(q)	117,473	117,473
Invesco Liquid Assets Portfolio, Institutional Class, 5.30%(p)(q)	83,872	83,897
Invesco Treasury Portfolio, Institutional Class, 5.22%(p)(q)	134,255	134,255
Total Money Market Funds (Cost $335,631)		335,625
TOTAL INVESTMENTS IN SECURITIES–139.18% (Cost $102,662,597)		102,616,128
BORROWINGS–(41.44)%		(30,550,000)
OTHER ASSETS LESS LIABILITIES—2.26%		1,660,839
NET ASSETS–100.00%		$73,726,967
Investment Abbreviations:
EUR	– Euro
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2024 was $80,039,146, which represented 108.56% of the Trust’s Net Assets.
(d)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(e)	Restricted security. The value of this security at May 31, 2024 represented less than 1% of the Trust’s Net Assets.
(f)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(g)	Perpetual bond with no specified maturity date.
(h)	Zero coupon bond issued at a discount.
(i)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(j)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(k)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(l)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Trust’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(m)	This variable rate interest will settle after May 31, 2024, at which time the interest rate will be determined.
(n)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(o)	Non-income producing security.
(p)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Trust owns 5% or more of the outstanding voting securities. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2024.

	Value February 29, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$470,059	$3,780,829	$(4,133,415)	$-	$-	$117,473	$3,478
Invesco Liquid Assets Portfolio, Institutional Class	335,726	2,700,592	(2,952,391)	(3)	(27)	83,897	2,528
Invesco Treasury Portfolio, Institutional Class	537,210	4,320,948	(4,723,903)	-	-	134,255	3,965
Total	$1,342,995	$10,802,369	$(11,809,709)	$(3)	$(27)	$335,625	$9,971

(q)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
08/22/2024	Citibank, N.A.	EUR	3,303,000	USD	3,575,099	$(21,698)
08/22/2024	Morgan Stanley and Co. International PLC	USD	517,416	EUR	475,000	(166)
08/22/2024	State Street Bank & Trust Co.	USD	43,605	EUR	40,000	(47)
Total Forward Foreign Currency Contracts						$(21,911)

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Credit Risk
Markit CDX North America High Yield Index, Series 41, Version 1	Sell	5.00%	Quarterly	12/20/2028	3.195%	USD	3,960,000	$144,255	$271,799	$127,544
Markit CDX North America High Yield Index, Series 42, Version 1	Sell	5.00	Quarterly	06/20/2029	3.356	USD	1,000,000	65,453	67,520	2,067
Total Centrally Cleared Credit Default Swap Agreements								$209,708	$339,319	$129,611

See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

(a)	Centrally cleared swap agreements collateralized by $156,622 cash held with Merrill Lynch International.
(b)	Implied credit spreads represent the current level, as of May 31, 2024, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Abbreviations:
EUR	—Euro
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$90,263,012	$0	$90,263,012
Variable Rate Senior Loan Interests	—	7,813,883	909,654	8,723,537
Non-U.S. Dollar Denominated Bonds & Notes	—	3,038,933	—	3,038,933
Common Stocks & Other Equity Interests	147	254,874	—	255,021
Money Market Funds	335,625	—	—	335,625
Total Investments in Securities	335,772	101,370,702	909,654	102,616,128
Other Investments - Assets*
Swap Agreements	—	129,611	—	129,611
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(21,911)	—	(21,911)
Total Other Investments	—	107,700	—	107,700
Total Investments	$335,772	$101,478,402	$909,654	$102,723,828

*	Unrealized appreciation (depreciation).
Invesco High Income Trust II